Expense Example - PSF Mid-Cap Growth Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	68	214	373	835	109	340	590	1,306	94	293	509	1,131